Long-Term Debt and Other Financial Liabilities, New ATB Loan Facility (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Installment	Dec. 31, 2018 USD ($)
Secured Credit Facilities [Abstract]
Principal amount outstanding	$ 185,509,000	$ 198,607,000
New ATB Loan Facility [Member]
Secured Credit Facilities [Abstract]
Principal amount outstanding	$ 19,765,000
Tranche A [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment	16
Frequency of periodic payment	Quarterly
Installment payment	$ 200,000
Balloon payment	$ 13,190,000
Maturity date	Nov. 27, 2022
Tranche B [Member]
Secured Credit Facilities [Abstract]
Frequency of periodic payment	Quarterly
Maturity date	Aug. 26, 2022
Tranche B [Member] | First Installment [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment	1
Installment payment	$ 162,500
Tranche B [Member] | Next Eleven Installments [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment	11
Installment payment	$ 189,800
Tranche C [Member]
Secured Credit Facilities [Abstract]
Frequency of periodic payment	Quarterly
Maturity date	Aug. 26, 2022
Tranche C [Member] | First Installment [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment	1
Installment payment	$ 162,500
Tranche C [Member] | Next Eleven Installments [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment	11
Installment payment	$ 189,800